Submission	Oct. 30, 2025
Submission [Line Items]
Central Index Key	0002093364
Registrant Name	Ardian Access Secondary Infrastructure Fund LLC
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A